SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	May 30, 2020 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Feb. 16, 2021 USD ($)	Apr. 30, 2020 USD ($)	Dec. 31, 2018 USD ($)
Summary of Significant Accounting Policies [Line Items]
Unrecognized tax benefits					$ 2,373,000	$ 1,438,000			$ 586,000
Taxes on income			$ 829,000	$ 899,000	1,200,000	902,000
Goodwill impairment			0	0
Intangible asset impairment			$ 0	$ 0
Severance costs					$ 600,000	$ 579,000
Ad serving services					96.50%	96.90%
Product Concentration Risk | Revenue Benchmark | Ad Services
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			93.80%	97.00%
Product Concentration Risk | Revenue Benchmark | Creative Services
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			4.80%	2.30%
Customer Concentration Risk | Revenue Benchmark | Two Customers
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage					18.00%	21.00%
Software and Software Development Costs
Summary of Significant Accounting Policies [Line Items]
Useful lives (in years)			3 years
Capitalization cost			$ 1,049,000
Employee Severance
Summary of Significant Accounting Policies [Line Items]
Number of employee deposit, percent					8.33%
Postemployment Retirement Benefits
Summary of Significant Accounting Policies [Line Items]
Maximum annual contributions per employee, percent					4.00%	4.00%
Defined contribution plan, cost					$ 705,000	$ 569,000
Fair Value, Recurring | Warrants Liability | Measurement Input, Risk Free Interest Rate
Summary of Significant Accounting Policies [Line Items]
Warrant measurement input			0.0007		0.001	0.012
Fair Value, Recurring | Warrants Liability | Measurement Input, Price Volatility
Summary of Significant Accounting Policies [Line Items]
Warrant measurement input			0.70		0.75	0.70
Geographic Distribution, Foreign
Summary of Significant Accounting Policies [Line Items]
Weighted average interest rate					0.01%	0.03%
Paycheck Protection Program
Summary of Significant Accounting Policies [Line Items]
Unsecured debt								$ 3,516,000
Notes payable					$ 3,012,000
Series A preferred stocks | Fair Value, Recurring | Warrants Liability
Summary of Significant Accounting Policies [Line Items]
Expiration term of warrant (in years)			9 months 18 days		1 year 7 months 6 days
Series C preferred stocks | Fair Value, Recurring | Warrants Liability
Summary of Significant Accounting Policies [Line Items]
Expiration term of warrant (in years)			7 months 6 days		1 year 6 months	2 years 6 months
SSIG | Grant Agreement
Summary of Significant Accounting Policies [Line Items]
Related party transaction	$ 504,000				$ 504,000
Affiliated Entity | SSIG
Summary of Significant Accounting Policies [Line Items]
Proceeds from grant	$ 504,000
ION Acquisition Corp 2 LTD
Summary of Significant Accounting Policies [Line Items]
Deferred offering costs			$ 8,855,000		140,778		$ 14,438,150
Offering costs					165,778		$ 14,438,150
Unrecognized tax benefits			0		$ 0
Unrecognized tax benefits, interest		$ 0	0
Unrecognized tax benefits, penalties		0	0
Taxes on income		$ 0	$ 0
Expiration term of warrant (in years)			5 years		5 years
ION Acquisition Corp 2 LTD | Class B ordinary shares
Summary of Significant Accounting Policies [Line Items]
Shares subject to forfeiture (in shares) | shares					825,000